Segments - Gross Premiums Written by Major Classes of Business Within Each Underwriting Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,717.6	$ 4,403.1	$ 3,579.0
Insurance
Segment Reporting Information [Line Items]
Gross premiums written	3,756.3	3,538.5	2,960.4
Insurance | Property
Segment Reporting Information [Line Items]
Gross premiums written	1,314.9	1,279.6	988.1
Insurance | Marine
Segment Reporting Information [Line Items]
Gross premiums written	722.6	785.7	673.4
Insurance | Asset Backed Finance & Portfolio Credit
Segment Reporting Information [Line Items]
Gross premiums written	531.0	399.2	293.3
Insurance | Energy
Segment Reporting Information [Line Items]
Gross premiums written	208.8	192.5	172.1
Insurance | Cyber
Segment Reporting Information [Line Items]
Gross premiums written	195.6	82.9	69.9
Insurance | Aviation & Aerospace
Segment Reporting Information [Line Items]
Gross premiums written	172.2	339.5	371.8
Insurance | Political Risk, Violence & Terror
Segment Reporting Information [Line Items]
Gross premiums written	156.6	204.2	221.7
Insurance | Other Insurance
Segment Reporting Information [Line Items]
Gross premiums written	454.6	254.9	170.1
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	961.3	864.6	618.6
Reinsurance | Property Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	931.6	832.9	596.8
Reinsurance | Retro & Whole Account
Segment Reporting Information [Line Items]
Gross premiums written	$ 29.7	$ 31.7	$ 21.8